Stock-Based Compensation (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	146,224	204,574
Income tax benefit from share-based compensation	$ 0	$ 0
Valuation allowance on deferred tax assets	100.00%	100.00%
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	146,224	204,574	255,922
Percentage of Event Occurence to Vest		100.00%
Stock options granted		52,465
Stock option exercise price		$ 6.41
Intrinsic value of options exercised		$ 0	$ 0
Weighted average fair value at grant date, Vested		$ 4.20	$ 12.48
Unrecognized compensation cost	$ 425,525	$ 577,976
Weighted average vesting period, years	2 years	2 years
The 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options authorized for issuance	283,333
Shares available for issuance	136,236	93,882
The 2013 Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	142,066	187,420
Options authorized for issuance		283,333
The 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	0
The 2003 Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	4,158	17,154
Shares available for issuance		0
Share-based Compensation Award, Tranche One [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Share-based Compensation Award, Tranche Two [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		2.78%
Minimum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		1 year
Maximum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Expiration of options from grant date, years		10 years
Exercise Price Range $5.23 to $7.45 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted		52,465
Stock option grants fair value		$ 220,540
Exercise Price Range $5.23 to $7.45 [Member] | Minimum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercise price		$ 5.23
Exercise Price Range $5.23 to $7.45 [Member] | Maximum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercise price		$ 7.45
Exercise Price Range $13.08 to $27.48 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			123,587
Stock option grants fair value			$ 1,540,866
Exercise Price Range $13.08 to $27.48 [Member] | Minimum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercise price			$ 13.08
Exercise Price Range $13.08 to $27.48 [Member] | Maximum [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercise price			$ 27.48